Stockholders' Equity - Schedule of Share-based Compensation Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 1,341	$ 0
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	966	0
Restricted Stock Units ("RSU's")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	290	0
Performance Share Units ("PSUs")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	41	0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 44	$ 0